Equity - Preferred Stock (Narrative) (Details)			1 Months Ended		3 Months Ended			12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares	Feb. 28, 2017 USD ($) day $ / shares shares	May 31, 2018 USD ($) $ / shares	Mar. 31, 2018 USD ($) $ / shares shares	Sep. 30, 2018 USD ($)	Jun. 30, 2018 $ / shares	Mar. 31, 2018 $ / shares	Dec. 31, 2017 USD ($)
Class of Stock [Line Items]
Issuance of shares		$ 543,527,000			$ 134,362,000
Preferred stock, dividend rate		6.00%
Preferred stock, cash dividend			$ 5,600,000	$ 5,600,000				$ 0
Preferred stock, cumulative dividends	$ 18,000,000
Preferred stock, cumulative dividends (in dollars per share) | $ / shares	$ 0.51
Cumulative preferred in-kind dividend per share (in dollars per share) | $ / shares				$ 0.050907
Preferred share dividend (in shares) | shares				1,825,000
Preferred cash dividend (in dollars per share) | $ / shares			$ 0.15	$ 0.158
Preferred stock, liquidation preference (in dollars per share) | $ / shares		$ 10.00
Preferred stock, conversion ratio		1.00
Preferred stock, minimum common stock per share amounts upon conversion (in dollars per share) | $ / shares		$ 15.00
Preferred stock, threshold trading days | day		20
Preferred stock, threshold trading days preceding conversion | day		30
Conversion of Series A preferred stock into common stock		$ 0			0
Additional Paid-in Capital
Class of Stock [Line Items]
Issuance of shares		543,494,000			134,352,000
Conversion of Series A preferred stock into common stock		27,751,000
Series A Convertible Preferred Stock
Class of Stock [Line Items]
Issuance of shares		$ 335,000,000
Series A Convertible Preferred Stock | Preferred Stock
Class of Stock [Line Items]
Issuance of shares (in shares) | shares		35,845,001
Issuance of shares		$ 335,000,000
Preferred cash dividend (in dollars per share) | $ / shares						$ 0.15	$ 0.158
Conversion of Series A preferred stock into common stock					(335,000,000)
Series A Convertible Preferred Stock | Additional Paid-in Capital
Class of Stock [Line Items]
Conversion of Series A preferred stock into common stock					$ 334,960,000